Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable Convertible Preferred Stock
Summary of shares of preferred stock authorized and outstanding

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2019:

		Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,752
Series F redeemable convertible preferred stock	78,445	55,349	138,619
Total	133,346	110,250	$258,371

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2018:

		Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,427
Series F redeemable convertible preferred stock	78,445	57,068	141,850
Total	133,346	111,969	$261,277

The Company had the following shares of preferred stock authorized and outstanding at December 31, 2017:

Preferred
	Preferred	Shares Issued
	Shares	and
	Authorized	Outstanding	Carrying Value
Series E-1 redeemable convertible preferred stock	54,901	54,901	$119,009